RELATED PARTY TRANSACTIONS	3 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

4.	RELATED PARTY TRANSACTIONS

As of June 30, 2013, the Company repaid loans to shareholders of $67,165.

Short term loans from shareholders are unsecured, non-interest bearing and due on demand. Long-term loans from shareholders are unsecured and are currently non-interest bearing. However, once the Company secures significant external financing, long term loans from shareholders begin accruing interest at bank rate plus 2% per annum and will be payable in quarterly installments over a 3 year period.